Equity (Details) - Ordinary shares [Member] - shares	Jun. 30, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Number of shares, Authorized	5,000,000,000	1,000,000,000
Number of shares, Issued and paid	188,986,990	55,473,813